Supplemental cash flow information	12 Months Ended
Mar. 31, 2017
Supplemental cash flow information

3. Supplemental cash flow information:

Cash payments for income taxes were ¥1,145,808 million, ¥884,589 million and ¥854,600 million for the years ended March 31, 2015, 2016 and 2017, respectively. Interest payments during the years ended March 31, 2015, 2016 and 2017 were ¥369,770 million, ¥381,280 million and ¥362,602 million, respectively.

Capital lease obligations of ¥3,709 million, ¥6,546 million and ¥5,975 million were incurred for the years ended March 31, 2015, 2016 and 2017, respectively.